Risk/Return Summary - JAG Large Cap Growth Fund	Total
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – JAG LARGE CAP GROWTH FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s objective is capital appreciation.
Expense [Heading]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and is included in the section of the Fund’s prospectus entitled How to Buy Shares on page 35 and in the sections of the Fund’s Statement of Additional Information entitled Reduction of Up-Front Sales Charge on Class A Shares on page 41 and Waiver of Up-Front Sales Charge on Class A Shares on page 42.

Shareholder Fees Caption [Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - JAG Large Cap Growth Fund - USD ($)	Class A	Class I	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none

Operating Expenses Caption [Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - JAG Large Cap Growth Fund		Class A	Class I	Class R
Management Fees		0.80%	0.80%	0.80%
Distribution (12b-1) Fees		0.25%	none	none
Other Expenses		0.48%	0.48%	0.48%	[1]
Total Annual Fund Operating Expenses		1.53%	1.28%	1.28%
Fee Waiver and/or Expense Reimbursement	[2]	(0.03%)	(0.03%)	(0.38%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.50%	1.25%	0.90%
[1]	Estimate for the current fiscal year.
[2]	The advisor has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit operating expenses (excluding front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses, such as litigation) at 1.50%, 1.25% and 0.90% for Class A, Class I and Class R, respectively, through January 31, 2021. This agreement may only be terminated by the Board of Trustees on 60 days' written notice to the advisor, and upon the termination of the Management Agreement between the Trust and the advisor. Fee waivers and expense reimbursements are subject to possible recoupment by the advisor from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if, after such recoupment is taken into account, the recoupment can be achieved within the lesser of the expense limitation in place at the time of waiver/reimbursement and the expense limitation in place at the time of recapture.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then hold or redeem all of your shares at the end of those periods. The Example reflects the fee waiver and expense reimbursement for the duration of the waiver/reimbursement period only. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - JAG Large Cap Growth Fund - USD ($)	1	3	5	10
Class A	719	1,028	1,359	2,292
Class I	127	403	700	1,543
Class R	92	369	666	1,512

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate of the Fund for the fiscal year ended September 30, 2019 was 129% of the value of its portfolio.

Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests primarily in common stocks of U.S. companies that the Fund’s advisor believes have strong earnings and revenue growth potential. Under normal conditions, the Fund will invest at least 80% of the Fund’s net assets plus any borrowings for investment purposes in large cap stocks defined as stocks of companies with market capitalizations of at least $8 billion.

The advisor employs a bottom-up, quantitatively-derived buy discipline to identify stocks the advisor believes have superior earnings and revenue growth characteristics. The cornerstone of the advisor’s investment process is a proprietary multi-factor model that scores several thousand equity securities according to a variety of weighted factors measuring earnings and revenue growth, valuation, size and relative strength. The sell discipline is designed to eliminate portfolio holdings with inferior price performance and deteriorating earnings and revenue growth factors.

The Fund actively trades its portfolio investments, which may lead to higher transaction costs that may affect the Fund’s performance.

Risk [Heading]	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, total return and the value of the Fund and your investment.

• Equity Securities Risks. Common stocks are subject to market risks that affect the value of the Fund. Factors such as interest rate levels, market conditions, and political events may adversely affect equity prices.

• Growth Stock Risk. “Growth” stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. “Growth” stocks also tend to be more expensive relative to their earnings or assets compared to other types of stocks.

• Large Capitalization Stock Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies.

• Management Risk. The Portfolio Manager’s judgments about the attractiveness, value and potential appreciation of particular stocks, options or other securities in which the Fund invests or sells short may prove to be incorrect and there is no guarantee that the Portfolio Manager’s judgment will produce the desired results.

• Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect individual securities and the securities markets generally.

• Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio.

• Sector Risk. Sector concentration risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

• Software Sector Risk. The software sector can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence.

• Turnover Rate Risk. The Fund may have portfolio turnover rates in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return of its Class A shares for each full calendar year, and by showing how its Class A and Class I shares’ average annual returns compare over time with those of a broad measure of market performance. Although Class I and Class R shares have similar annual returns to Class A shares because the classes are invested in the same portfolio of securities, the returns for Class I and Class R shares are different from Class A shares because Class I and Class R shares have different expenses than Class A shares. Sales charges are reflected in the information shown below in the table, but the information shown in the bar chart does not reflect sales charges and, if it did, returns would be lower. Performance information for Class R shares will be included in the performance table after the share class has been in operation for one complete calendar year. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information will be available at no cost by calling 855-552-4596.

Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the highest return for a quarter was 16.82% (quarter ended March 31, 2012), and the lowest return for a quarter was (17.22%) (quarter ended December 31, 2018).

Performance Table Heading	Average Annual Total Returns (for the periods ended, December 31, 2019)
Performance [Table]
Average Annual Total Returns - JAG Large Cap Growth Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class A	Return Before Taxes	13.88%	10.92%	13.44%	Dec. 22, 2011
Class A | Return After Taxes on Distributions		11.60%	8.45%	11.56%
Class A | Return After Taxes on Distributions and Sale of Fund Shares		9.81%	8.23%	10.70%
Class I	Return Before Taxes	21.11%	12.53%	14.56%	Dec. 22, 2011
Russell 1000 Growth Total Return Index (reflects no deduction for fees, expenses or taxes)		36.39%	14.63%	16.71%

Performance Table Closing [Text Block]

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns are only shown for Class A shares. After-tax returns for other share classes will vary.